Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000012080
Shareholder Report [Line Items]
Fund Name	iShares Biotechnology ETF
Trading Symbol	IBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Biotechnology ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Biotechnology ETF	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.21%	19.42%	8.18%	5.03%
MSCI USA Index...
	10.21	36.22	15.94	13.30
NYSE Biotechnology Index...
	6.36	19.80	8.57	5.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 7,578,017,225
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$7,578,017,225
Number of Portfolio Holdings...
218
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Biotechnology...
80.5%
Life Sciences Tools & Services...
16.7
Pharmaceuticals...
2.5
Health Care Providers & Services...
0.2
Health Care Equipment & Supplies...
0.1
Chemicals...
0.0Footnote Reference(b)
Security	Percent of Total InvestmentsFootnote Reference(a)
Gilead Sciences, Inc...
8.6%
Amgen, Inc...
7.9
Vertex Pharmaceuticals, Inc...
7.6
Regeneron Pharmaceuticals, Inc...
7.2
IQVIA Holdings, Inc...
4.1
Alnylam Pharmaceuticals, Inc...
3.4
Mettler-Toledo International, Inc...
3.0
Biogen, Inc...
2.7
Argenx SE, ADR...
2.7
BioNTech SE, ADR...
2.3

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000012040
Shareholder Report [Line Items]
Fund Name	iShares Core S&P 500 ETF
Trading Symbol	IVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P 500 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P 500 ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	10.40%	36.30%	15.94%	13.34%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P 500®...
	10.42	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 532,844,798,309
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$532,844,798,309
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

C000012047
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Total U.S. Stock Market ETF
Trading Symbol	ITOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Total U.S. Stock Market ETF	$2	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	9.61%	35.24%	15.15%	12.81%
S&P Total Market Index...
	9.60	35.24	15.15	12.75

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 61,854,738,784
Holdings Count | Holding	2,550
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$61,854,738,784
Number of Portfolio Holdings...
2,550
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Sector allocation

C000012082
Shareholder Report [Line Items]
Fund Name	iShares Expanded Tech Sector ETF
Trading Symbol	IGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Expanded Tech Sector ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech Sector ETF	$21	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	11.50%	51.09%	22.00%	20.07%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P North American Expanded Technology Sector Index™...
	11.73	51.53	22.48	20.57

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 5,354,375,310
Holdings Count | Holding	285
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,354,375,310
Number of Portfolio Holdings...
285
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
27.7%
Semiconductors & Semiconductor Equipment...
27.4
Interactive Media & Services...
18.0
Technology Hardware, Storage & Peripherals...
10.2
IT Services...
7.0
Communications Equipment...
3.6
Entertainment...
3.1
Electronic Equipment, Instruments & Components...
3.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Meta Platforms, Inc., Class A...
8.9%
Apple, Inc...
8.5
NVIDIA Corp...
8.3
Microsoft Corp...
8.2
Alphabet, Inc., Class A...
4.8
Broadcom, Inc...
4.5
Alphabet, Inc., Class C, NVS...
3.9
Netflix, Inc...
2.5
Oracle Corp...
2.2
Advanced Micro Devices, Inc...
2.1

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012085
Shareholder Report [Line Items]
Fund Name	iShares Expanded Tech-Software Sector ETF
Trading Symbol	IGV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Expanded Tech-Software Sector ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech-Software Sector ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.75%	31.04%	16.25%	18.11%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P North American Expanded Technology Software Index™...
	4.94	30.91	16.59	18.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 6,767,440,293
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,767,440,293
Number of Portfolio Holdings...
118
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
97.1%
Entertainment...
2.4
Interactive Media & Services...
0.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Salesforce, Inc...
9.0%
Oracle Corp...
8.8
Microsoft Corp...
8.4
Adobe, Inc...
7.3
ServiceNow, Inc...
7.1
Palo Alto Networks, Inc...
4.3
Intuit, Inc...
4.2
Synopsys, Inc...
3.1
Palantir Technologies, Inc., Class A...
3.0
Cadence Design Systems, Inc...
3.0

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012202
Shareholder Report [Line Items]
Fund Name	iShares Micro-Cap ETF
Trading Symbol	IWC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Micro-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Micro-Cap ETF	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.50%	24.38%	8.19%	7.16%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell Microcap® Index...
	2.58	24.63	8.45	7.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 900,032,540
Holdings Count | Holding	1,448
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$900,032,540
Number of Portfolio Holdings...
1,448
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
25.2%
Financials...
23.1
Industrials...
13.6
Information Technology...
12.1
Consumer Discretionary...
8.2
Energy...
4.3
Real Estate...
4.0
Materials...
3.5
Communication Services...
3.0
Consumer Staples...
2.2
Utilities...
0.8

Security	Percent of Total InvestmentsFootnote Reference(a)
Core Scientific, Inc...
0.5%
MannKind Corp...
0.4
OneSpaWorld Holdings Ltd...
0.4
Aspen Aerogels, Inc...
0.4
CareDx, Inc...
0.4
Blue Bird Corp...
0.4
Mirum Pharmaceuticals, Inc...
0.4
REV Group, Inc...
0.4
Nurix Therapeutics, Inc...
0.4
Viridian Therapeutics, Inc...
0.4

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012086
Shareholder Report [Line Items]
Fund Name	iShares North American Natural Resources ETF
Trading Symbol	IGE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares North American Natural Resources ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares North American Natural Resources ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	(0.69)%	8.82%	12.80%	2.90%
S&P Global Broad Market Index...
	9.32	30.73	11.62	9.06
S&P North American Natural Resources Sector Index™...
	(0.42)	9.40	13.39	3.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 506,959,053
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$506,959,053
Number of Portfolio Holdings...
129
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
68.4%
Metals & Mining...
13.8
Energy Equipment & Services...
7.2
Containers & Packaging...
6.7
Construction Materials...
3.3
Paper & Forest Products...
0.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
10.1%
Chevron Corp...
9.7
ConocoPhillips...
4.4
Enbridge, Inc...
3.4
Freeport-McMoRan, Inc...
2.8
Canadian Natural Resources Ltd...
2.8
EOG Resources, Inc...
2.7
Newmont Corp...
2.4
Schlumberger NV...
2.3
Williams Cos., Inc. (The)...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012074
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 ETF
Trading Symbol	IWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 ETF	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.60%	26.60%	9.27%	8.74%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell 2000® Index...
	5.69	26.76	9.39	8.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 69,550,238,452
Holdings Count | Holding	1,986
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$69,550,238,452
Number of Portfolio Holdings...
1,986
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
17.9%
Health Care...
17.5
Industrials...
17.1
Information Technology...
12.8
Consumer Discretionary...
10.1
Real Estate...
6.5
Energy...
5.3
Materials...
4.5
Utilities...
2.8
Consumer Staples...
2.8
Communication Services...
2.7

Security	Percent of Total InvestmentsFootnote Reference(a)
Vaxcyte, Inc...
0.5%
FTAI Aviation Ltd...
0.5
Insmed, Inc...
0.4
Sprouts Farmers Market, Inc...
0.4
Fabrinet...
0.3
Applied Industrial Technologies, Inc...
0.3
Mueller Industries, Inc...
0.3
Fluor Corp...
0.3
Ensign Group, Inc. (The)...
0.3
UFP Industries, Inc...
0.3

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012073
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Growth ETF
Trading Symbol	IWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Growth ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.19%	27.57%	8.75%	8.96%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell 2000® Growth Index...
	5.25	27.66	8.82	8.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 12,063,720,039
Holdings Count | Holding	1,124
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,063,720,039
Number of Portfolio Holdings...
1,124
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
25.7%
Industrials...
21.8
Information Technology...
19.6
Consumer Discretionary...
10.1
Financials...
8.2
Materials...
3.9
Energy...
3.4
Consumer Staples...
3.2
Communication Services...
2.0
Real Estate...
1.6
Utilities...
0.5

Security	Percent of Total InvestmentsFootnote Reference(a)
Vaxcyte, Inc...
1.0%
FTAI Aviation Ltd...
1.0
Insmed, Inc...
0.8
Sprouts Farmers Market, Inc...
0.8
Fabrinet...
0.6
Applied Industrial Technologies, Inc...
0.6
Ensign Group, Inc. (The)...
0.6
Mueller Industries, Inc...
0.6
Carpenter Technology Corp...
0.6
Lantheus Holdings, Inc...
0.6

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012072
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Value ETF
Trading Symbol	IWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2000 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Value ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.96%	25.52%	9.06%	8.05%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell 2000® Value Index...
	6.14	25.88	9.29	8.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 12,552,930,134
Holdings Count | Holding	1,443
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$12,552,930,134
Number of Portfolio Holdings...
1,443
Portfolio Turnover Rate...
23%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.8%
Industrials...
12.2
Real Estate...
11.5
Consumer Discretionary...
10.0
Health Care...
9.3
Energy...
7.2
Information Technology...
5.9
Utilities...
5.3
Materials...
5.1
Communication Services...
3.4
Consumer Staples...
2.3

Security	Percent of Total InvestmentsFootnote Reference(a)
SouthState Corp...
0.6%
Meritage Homes Corp...
0.6
Lumen Technologies, Inc...
0.5
Taylor Morrison Home Corp...
0.5
Jackson Financial, Inc., Class A...
0.5
Essent Group Ltd...
0.5
Terreno Realty Corp...
0.5
Commercial Metals Co...
0.5
Essential Properties Realty Trust, Inc...
0.5
Old National Bancorp...
0.4

Footnote	Description
Footnote(a)	Excludes money market funds.

C000183467
Shareholder Report [Line Items]
Fund Name	iShares Russell 2500 ETF
Trading Symbol	SMMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell 2500 ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2500 ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.14%	26.09%	10.45%	9.56%
Russell 3000® Index...
	9.65	35.19	15.26	14.06
Russell 2500 Index™...
	4.10	26.17	10.43	9.57

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,026,908,318
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,026,908,318
Number of Portfolio Holdings...
506
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Investment Funds...
41.8%
Industrials...
11.8
Financials...
9.1
Consumer Discretionary...
8.5
Information Technology...
6.4
Health Care...
5.5
Real Estate...
4.6
Materials...
4.1
Energy...
2.7
Consumer Staples...
2.2
OtherFootnote Reference(b)...
3.3

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 2000 ETF...
41.8%
Smurfit WestRock plc...
0.4
EQT Corp...
0.3
EMCOR Group, Inc...
0.3
Lennox International, Inc...
0.3
Packaging Corp. of America...
0.3
NRG Energy, Inc...
0.3
Carvana Co., Class A...
0.3
Avery Dennison Corp...
0.3
FactSet Research Systems, Inc...
0.3

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

C000012068
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap ETF
Trading Symbol	IWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.47%	29.12%	11.13%	10.03%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell MidCap® Index...
	5.56	29.33	11.30	10.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 36,577,669,608
Holdings Count | Holding	819
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$36,577,669,608
Number of Portfolio Holdings...
819
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.4%
Financials...
15.6
Information Technology...
12.6
Consumer Discretionary...
10.9
Health Care...
10.2
Real Estate...
8.2
Materials...
5.9
Utilities...
5.8
Consumer Staples...
5.0
Energy...
5.0
Communication Services...
3.4

Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
0.6%
Aflac, Inc...
0.5
Arthur J Gallagher & Co...
0.5
Hilton Worldwide Holdings, Inc...
0.5
DR Horton, Inc...
0.5
Williams Cos., Inc. (The)...
0.5
Realty Income Corp...
0.5
Simon Property Group, Inc...
0.5
United Rentals, Inc...
0.5
ONEOK, Inc...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012066
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Growth ETF
Trading Symbol	IWP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Russell Mid-Cap Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Growth ETF	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.01%	29.07%	11.26%	11.07%
Russell 3000® Index...
	9.65	35.19	15.26	12.83
Russell MidCap® Growth Index...
	3.12	29.33	11.48	11.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 14,976,364,566
Holdings Count | Holding	292
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$14,976,364,566
Number of Portfolio Holdings...
292
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
24.7%
Industrials...
18.2
Consumer Discretionary...
15.5
Health Care...
13.8
Financials...
12.5
Communication Services...
4.4
Energy...
3.9
Consumer Staples...
2.5
Utilities...
1.7
Real Estate...
1.4
Materials...
1.4

Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
2.7%
Trade Desk, Inc. (The), Class A...
1.7
NU Holdings Ltd., Class A...
1.5
Monolithic Power Systems, Inc...
1.5
Ameriprise Financial, Inc...
1.5
IDEXX Laboratories, Inc...
1.5
Vistra Corp...
1.5
WW Grainger, Inc...
1.4
Old Dominion Freight Line, Inc...
1.4
Fair Isaac Corp...
1.4

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012038
Shareholder Report [Line Items]
Fund Name	iShares S&P Mid-Cap 400 Growth ETF
Trading Symbol	IJK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Growth ETF	$8	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	1.02%	28.30%	11.45%	10.37%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P MidCap 400 Growth Index™...
	1.10	28.49	11.63	10.58

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 9,798,351,336
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,798,351,336
Number of Portfolio Holdings...
259
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
29.6%
Consumer Discretionary...
18.0
Information Technology...
11.1
Health Care...
10.1
Financials...
9.6
Energy...
5.8
Materials...
5.7
Real Estate...
4.9
Consumer Staples...
3.4
Communication Services...
1.3
Utilities...
0.5

Security	Percent of Total InvestmentsFootnote Reference(a)
Carlisle Cos., Inc...
1.4%
EMCOR Group, Inc...
1.3
Williams-Sonoma, Inc...
1.3
Lennox International, Inc...
1.3
Manhattan Associates, Inc...
1.2
Watsco, Inc...
1.1
Dynatrace, Inc...
1.1
Reliance, Inc...
1.1
Toll Brothers, Inc...
1.1
Pure Storage, Inc., Class A...
1.0

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012039
Shareholder Report [Line Items]
Fund Name	iShares S&P Mid-Cap 400 Value ETF
Trading Symbol	IJJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P Mid-Cap 400 Value ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Value ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.55%	24.77%	11.26%	9.48%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P MidCap 400 Value Index™...
	5.66	24.99	11.45	9.69

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 7,760,233,634
Holdings Count | Holding	297
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$7,760,233,634
Number of Portfolio Holdings...
297
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
23.9%
Industrials...
15.1
Consumer Discretionary...
10.6
Real Estate...
10.2
Health Care...
9.7
Materials...
7.4
Information Technology...
7.1
Consumer Staples...
5.3
Utilities...
4.9
Energy...
4.2
Communication Services...
1.6

Security	Percent of Total InvestmentsFootnote Reference(a)
Illumina, Inc...
1.5%
Chesapeake Energy Corp...
1.2
Fidelity National Financial, Inc., Class A...
1.1
Tenet Healthcare Corp...
1.1
US Foods Holding Corp...
1.1
Reinsurance Group of America, Inc...
1.0
WP Carey, Inc...
1.0
Coherent Corp...
1.0
Jones Lang LaSalle, Inc...
0.9
Performance Food Group Co...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012044
Shareholder Report [Line Items]
Fund Name	iShares S&P Small-Cap 600 Growth ETF
Trading Symbol	IJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P Small-Cap 600 Growth ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Growth ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	7.33%	28.41%	10.40%	10.59%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P SmallCap 600 Growth Index™...
	7.45	28.65	10.64	10.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 6,519,740,052
Holdings Count | Holding	391
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,519,740,052
Number of Portfolio Holdings...
391
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.2%
Consumer Discretionary...
16.1
Information Technology...
14.3
Health Care...
13.5
Financials...
10.7
Energy...
6.8
Materials...
6.6
Real Estate...
5.3
Communication Services...
3.2
Consumer Staples...
2.7
Utilities...
1.6

Security	Percent of Total InvestmentsFootnote Reference(a)
Mueller Industries, Inc...
1.3%
ATI, Inc...
1.2
Carpenter Technology Corp...
1.2
Meritage Homes Corp...
1.1
SPX Technologies, Inc...
1.1
SPS Commerce, Inc...
1.1
Glaukos Corp...
1.1
Badger Meter, Inc...
1.0
CSW Industrials, Inc...
0.9
Moog, Inc., Class A...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012084
Shareholder Report [Line Items]
Fund Name	iShares Semiconductor ETF
Trading Symbol	SOXX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Semiconductor ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Semiconductor ETF	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.41%	46.87%	27.95%	24.49%
MSCI USA Index...
	10.21	36.22	15.94	13.30
NYSE Semiconductor Index...
	2.62	47.47	28.52	25.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 14,878,541,734
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$14,878,541,734
Number of Portfolio Holdings...
34
Portfolio Turnover Rate...
17%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Advanced Micro Devices, Inc...
8.8%
Broadcom, Inc...
8.5
NVIDIA Corp...
8.1
QUALCOMM, Inc...
6.1
Texas Instruments, Inc...
6.0
Micron Technology, Inc...
4.3
Intel Corp...
4.3
Applied Materials, Inc...
4.1
Lam Research Corp...
4.0
Monolithic Power Systems, Inc...
4.0

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012083
Shareholder Report [Line Items]
Fund Name	iShares U.S. Digital Infrastructure and Real Estate ETF
Trading Symbol	IDGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Digital Infrastructure and Real Estate ETF	$21	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]

Fund performance

Average annual total returns

Average Annual Total Returns	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	10.56%	29.47%	8.89%	9.40%
S&P Total Market Index...
	9.60	35.24	15.15	12.75
S&P Data Center, Tower REIT and Communications Equipment Index™...
	10.84	30.08	9.33	9.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 55,200,268
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$55,200,268
Number of Portfolio Holdings...
32
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
46.9%
Communications Equipment...
30.8
Semiconductors & Semiconductor Equipment...
8.3
Technology Hardware, Storage & Peripherals...
6.8
IT Services...
6.2
Software...
1.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Equinix, Inc...
9.9%
Digital Realty Trust, Inc...
9.9
Crown Castle, Inc...
9.2
American Tower Corp...
9.2
Fastly, Inc., Class A...
6.2
Arista Networks, Inc...
4.9
Uniti Group, Inc...
4.6
Nokia OYJ, ADR, NVS...
4.5
Telefonaktiebolaget LM Ericsson, ADR...
4.5
Motorola Solutions, Inc...
4.5

Footnote	Description
Footnote(a)	Excludes money market funds.